Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	CG Funds Trust
Central Index Key	0001589161
Amendment Flag	false
Document Creation Date	Feb. 26, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
CG Core Total Return Fund | Investor Class
Prospectus:
Trading Symbol	CGBFX
CG Core Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	CGBNX